Employee Benefit Plans (Net Periodic Benefit Cost Of The Defined Benefit Plans) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Employee Benefit Plans [Abstract]
Service cost	¥ 9,016	¥ 9,328	¥ 8,719
Interest cost	4,649	4,480	4,307
Expected return on plan assets	(3,262)	(3,182)	(3,023)
Amortization of net actuarial losses	3,687	3,088	4,735
Amortization of prior service cost	(1,479)	(1,148)	(1,148)
Net periodic benefit cost	¥ 12,611	¥ 12,566	¥ 13,590